Employee Benefits (Summary of Expenses for Bank's Defined Contribution Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 248	$ 210	$ 837	$ 761
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	100	82	303	273
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 148	$ 128	$ 534	$ 488